Schedule - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounts Receivable Allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 36,398	$ 20,335	$ 16,564
Charged to costs and expenses	13,328	6,100	5,851
Charged to other accounts	552	12,754	1,176
Deductions	(16,441)	(2,791)	(3,256)
Ending Balance	33,837	36,398	20,335
Valuation Allowances on Net Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	128,207	127,202	117,011
Charged to costs and expenses	24,040	12,725	23,199
Charged to other accounts		4,418	2,552
Deductions	(40,082)	(16,138)	(15,560)
Ending Balance	$ 112,165	$ 128,207	$ 127,202